Unaudited Condensed Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
General and administrative expenses	$ 1,733,643	$ 394,413	$ 3,124,650	$ 522,889	$ 4,944,523
Loss from operations	(1,733,643)	(394,413)	(3,124,650)	(522,889)	(4,944,523)
Other income (expense)
Change in fair value of derivative warrant liabilities	4,325,040	(11,225,560)	9,576,860	(10,954,400)	(10,799,940)
Financing costs – warrant liabilities					(462,620)
Gain on settlement of underwriting fees	279,890		279,890	(462,620)
Net gain on investments held in Trust Account	415,868	4,304	440,421	4,457	12,421
Total other income (expense)	5,020,798	(11,221,256)	10,297,171	(11,412,563)	(11,250,139)
Net income (loss)	$ 3,287,155	$ (11,615,669)	$ 7,172,521	$ (11,935,452)	$ (16,194,662)
Class A Ordinary Shares
Other income (expense)
Weighted average shares outstanding of basic (in Shares)	31,116,305	31,116,305	31,116,305	18,823,444	25,360,688
Basic net income (loss) per ordinary share (in Dollars per share)	$ 0.08	$ (0.3)	$ 0.18	$ (0.45)	$ (0.49)
Class B Ordinary Shares
Other income (expense)
Weighted average shares outstanding of basic (in Shares)	7,779,076	7,779,076	7,779,076	7,421,910	7,611,848
Basic net income (loss) per ordinary share (in Dollars per share)	$ 0.08	$ (0.3)	$ 0.18	$ (0.45)	$ (0.49)